UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 158.6% (100.0% of Total Investments)
	Alaska – 2.9% (1.8% of Total Investments)
$ 6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 6,293,117
	12/01/27 – FGIC Insured (UB)
3,605	Anchorage, Alaska, General Obligation Bonds, General Purpose, Refunding Series 2012D,	No Opt. Call	AAA	3,692,890
	5.000%, 8/01/14
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
3,930	5.000%, 6/01/32	6/14 at 100.00	B2	3,023,978
13,835	5.000%, 6/01/46	6/14 at 100.00	B2	9,598,723
27,480	Total Alaska			22,608,708
	Arizona – 2.6% (1.6% of Total Investments)
3,475	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 4.750%,	4/14 at 100.00	N/R (4)	3,501,584
	4/01/25 (Pre-refunded 4/01/14)
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,217,929
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	Aa2 (4)	729,036
	Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	426,669
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	7,966,098
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,497,181
	2008A, 5.000%, 7/01/33
2,500	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	No Opt. Call	AA	2,597,625
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/35 – FGIC Insured
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	Baa1	1,022,480
	Company, Series 2010A, 5.250%, 10/01/40
19,295	Total Arizona			19,958,602
	Arkansas – 1.1% (0.7% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	806,700
20,125	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	3,639,003
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2 (4)	4,145,400
	5.000%, 11/01/34 (Pre-refunded 11/01/14) – NPFG Insured
26,625	Total Arkansas			8,591,103
	California – 21.3% (13.4% of Total Investments)
12,500	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	3,511,500
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,256,750
	2013S-4, 5.000%, 4/01/38
3,275	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	2,916,486
	Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28
890	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	924,861
	Series 2013A, 5.000%, 7/01/37
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,406,124
	2010A, 5.750%, 7/01/40
25,000	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	A1	25,258,243
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,699,517
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	A1	3,913,175
10,000	5.500%, 11/01/35	11/20 at 100.00	A1	11,214,900
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	1,368,038
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,994,020
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
2,710	Chula Vista Elementary School District, San Diego County, California, Certificates of	9/14 at 100.00	A	2,711,030
	Participation, Series 2004, 5.000%, 9/01/29 – NPFG Insured
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	1,191,530
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/14 at 100.00	A	8,061,230
	1995A, 5.000%, 1/01/35 – NPFG Insured
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/31 at 100.00	BBB–	489,862
	Bonds, Series 2013A, 0.000%, 1/15/42
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,780	4.500%, 6/01/27	6/17 at 100.00	B	6,699,436
10,630	5.000%, 6/01/33	6/17 at 100.00	B	8,167,135
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,086,705
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	2,131,600
	2005A-2, 5.000%, 7/01/22 – AGM Insured
5,255	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	5,611,552
	5.000%, 7/01/30 – FGIC Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,323,900
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	927,556
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,039,629
	2009B, 6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	3,568,597
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,500	Palm Springs Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 102.00	AA–	2,597,925
	Series 2006A, 5.000%, 8/01/31 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,002,200
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	2,213,784
	0.000%, 8/01/25 – NPFG Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	3,670,437
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,529,900
	5.000%, 6/01/30 – FGIC Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,611,611
	Tender Option Bond Trust 3504, 19.940%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	A	4,387,141
30,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	7,891,800
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,491,210
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	4/14 at 100.00	A	1,881,607
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
1,315	4.750%, 6/01/23	6/15 at 100.00	B+	1,225,896
1,500	5.500%, 6/01/45	6/15 at 100.00	B–	1,118,370
1,980	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	BBB	1,901,176
	San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 4.750%, 6/01/25
213,765	Total California			165,996,433
	Colorado – 8.2% (5.2% of Total Investments)
3,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	3,155,030
	Series 2006A, 4.500%, 9/01/38
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	3,015,840
	Series 2011A, 5.000%, 2/01/41
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,008,680
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,042,570
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	12,069,203
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,507,965
	Association, Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,334,521
	5.000%, 11/15/43
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB	2,505,321
	2010A, 0.000%, 9/01/41
6,525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 –	No Opt. Call	A	3,525,197
	NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	A	13,796,117
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
1,000	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	473,680
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	2,102,380
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	1,269,232
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	7,084,415
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	3,885,600
109,450	Total Colorado			63,775,751
	Florida – 2.9% (1.8% of Total Investments)
1,270	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	A	1,365,136
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
5,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A,	No Opt. Call	AA	5,331,600
	5.000%, 7/01/15
3,715	Lee County, Florida, Transportation Facilities Revenue Bonds, Sanibel Bridges and Causeway	10/15 at 100.00	AA–	3,865,569
	Project, Series 2005B, 5.000%, 10/01/30 – CIFG Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,613,650
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,608,450
	5.000%, 10/01/30
4,625	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA	4,632,863
	11/01/30 – NPFG Insured
2,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	2,040,480
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
21,610	Total Florida			22,457,748
	Georgia – 3.2% (2.0% of Total Investments)
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Refunding	4/23 at 100.00	AA–	4,370,040
	Certificates, Series 2012, 5.000%, 4/01/28
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	1,276,450
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,400	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,527,512
	Medical Center Project, Series 2010, 7.625%, 12/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,197,600
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,144,851
2,000	Georgia State, General Obligation Bonds, Series 2008B, 5.000%, 7/01/14	No Opt. Call	AAA	2,040,940
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	5,451,050
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
23,700	Total Georgia			25,008,443
	Illinois – 17.5% (11.0% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,434,294
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	A+	9,332,602
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	A+	4,292,332
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	1,134,463
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A+	11,749,439
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	A+	3,098,034
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	4/14 at 100.00	A+	190,523
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	4/14 at 100.00	AA–	7,750,543
13,400	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – NPFG Insured	7/14 at 100.00	A	13,399,196
	(Alternative Minimum Tax)
1,615	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	4/14 at 100.00	AA–	1,615,953
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,500	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 72.44	AAA	2,305,205
	Series 2007B, 0.000%, 12/01/23
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Baa2 (4)	1,092,284
	Kankakee County, Series 2005B, 5.000%, 12/01/20 (Pre-refunded 12/01/14) – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	15,781,500
	5.000%, 12/01/42 (UB)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,032,200
	8/15/47 – AGC Insured (UB)
1,340	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,359,175
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	2,583,550
	5.625%, 1/01/37
1,725	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	1,381,035
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	4,479,869
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,144,050
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
2,500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,050,825
5,000	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA–	5,285,350
	5.000%, 5/15/24 – AGM Insured
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	6,281,527
	2009, 7.000%, 8/15/44
4,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	4,759,110
	2011C, 5.500%, 8/15/41 (UB) (5)
4,095	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	3,941,519
	Refunding Series 2007A, 5.250%, 5/01/34
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,202,250
	5.000%, 1/01/35
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,298,317
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	4,428,638
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
855	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	771,304
	3/01/30 – RAAI Insured
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation
	Bonds, Capital Appreciation Series 2004:
4,005	0.000%, 11/01/15 – FGIC Insured	No Opt. Call	A+	3,932,510
3,330	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	A+	2,395,469
6,390	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	4,164,107
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
173,255	Total Illinois			136,667,173
	Indiana – 3.4% (2.1% of Total Investments)
2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	1,771,068
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
4,100	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	3,850,720
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	2,826,478
	2011B, 5.000%, 10/01/41
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	2,302,650
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 – AGM Insured
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (4)	2,008,780
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	2,543,064
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,562,500
	NPFG Insured
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds, Series 2006A,	1/16 at 100.00	AA+	2,093,160
	5.000%, 1/01/32 – AMBAC Insured
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,353,400
	AMBAC Insured
30,600	Total Indiana			26,311,820
	Iowa – 2.6% (1.6% of Total Investments)
11,570	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	11,459,738
	Project, Series 2013, 5.000%, 12/01/19
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	B+	3,115,920
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	5,445,510
22,570	Total Iowa			20,021,168
	Kansas – 0.4% (0.3% of Total Investments)
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,757,175
	5.300%, 6/01/31 – NPFG Insured
2,445	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,677,857
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
4,195	Total Kansas			3,435,032
	Kentucky – 0.9% (0.6% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,387,810
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,021,470
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
7,015	Total Kentucky			7,409,280
	Louisiana – 2.6% (1.7% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AA–	11,473,200
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,108,810
	Series 2007A, 5.500%, 5/15/47
19,000	Total Louisiana			20,582,010
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,102,920
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.7% (0.5% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	2,802,100
	Healthcare, Series 2011A, 6.000%, 1/01/26
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,030,660
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
5,500	Total Maryland			5,832,760
	Massachusetts – 3.7% (2.4% of Total Investments)
4,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/24	7/14 at 100.00	AAA	4,081,360
	(Pre-refunded 7/01/14)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	3,245,531
	Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	509,565
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	9,443,671
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,412,516
	University Issue, Series 2009A, 5.750%, 7/01/39
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	4,883,213
	2013A, 5.000%, 5/15/43
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	169,176
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (4)	552,822
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (4)	3,569,188
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	4/14 at 100.00	AAA	426,721
	Subordinate Series 1999A, 5.750%, 8/01/29
26,315	Total Massachusetts			29,293,763
	Michigan – 6.5% (4.1% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,809,041
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,785	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,470,429
	7/01/35 – NPFG Insured
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,003,380
	7/01/36 – BHAC Insured
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,535,970
	7/01/31 – BHAC Insured
3,920	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2003D,	7/16 at 100.00	A	3,705,929
	5.000%, 7/01/28 – NPFG Insured
2,150	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2004B,	7/16 at 100.00	A	2,115,213
	5.000%, 7/01/19 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,065,740
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
2,500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	2,736,550
	5.000%, 7/01/22
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa3	8,405,730
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa3	10,941,464
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A2	5,760,480
	Refunding Series 2009, 5.625%, 11/15/29
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	2,764,429
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,398,527
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	A	1,946,120
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
49,925	Total Michigan			50,659,002
	Minnesota – 1.2% (0.7% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	4,856,691
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
4,250	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	4,284,978
	Corporation, Series 2007, 5.250%, 5/01/37
7,905	Total Minnesota			9,141,669
	Mississippi – 0.2% (0.2% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	1,916,925
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 3.4% (2.1% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	977,558
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	7,916,400
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
8,315	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	8,391,332
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,370	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/24 – NPFG Insured	12/16 at 100.00	A	2,463,354
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	6,573,791
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
41,925	Total Missouri			26,322,435
	Nevada – 3.7% (2.4% of Total Investments)
3,905	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2004A-1,	7/14 at 100.00	A+	3,985,053
	5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)
4,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding	7/19 at 100.00		4,943,205
	Series 2010B, 5.000%, 7/01/28
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	14,986,880
	International Airport, Series 2010A, 5.250%, 7/01/42
2,280	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	A	2,289,439
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	AA+	2,854,700
	19.148%, 7/01/31 – BHAC Insured (IF) (5)
27,700	Total Nevada			29,059,277
	New Hampshire – 0.7% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,261,600
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.3% (2.7% of Total Investments)
1,965	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA–	1,995,634
	Replacement Project, Series 2013, 5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)
3,200	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	3,335,744
	Bonds, Series 2009Z, 5.000%, 12/15/14
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	636,774
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,462,260
	University Hospital, Series 2007, 5.750%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	BBB+	2,793,900
	Care System, Refunding Series 2006B, 0.000%, 7/01/36
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	6,990,800
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	6,078,400
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	5,654,800
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,215,165
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,696,400
	Series 2007-1A, 4.750%, 6/01/34
83,400	Total New Jersey			33,859,877
	New Mexico – 0.5% (0.3% of Total Investments)
3,500	New Mexico Finance Authority, State Transportation Revenue Bonds, Senior Lien Series 2004A,	6/14 at 100.00	AAA	3,566,885
	5.250%, 6/15/21 (Pre-refunded 6/15/14) – NPFG Insured
	New York – 10.4% (6.6% of Total Investments)
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	2,479,680
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	Aa2	5,261,757
	College, Series 2007, 5.000%, 7/01/46
2,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,490,888
	2011A, 5.250%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,000	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,018,980
1,320	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	1,309,585
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2004A,	9/14 at 100.00	AA+	7,663,875
	5.000%, 9/01/34 – BHAC Insured
9,540	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A,	No Opt. Call	A– (4)	9,656,293
	5.000%, 5/01/14 (ETM)
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	13,728,792
	4.500%, 11/15/32 – AGM Insured (UB)
875	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	930,484
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	5,023,900
	Bonds, Fiscal Series 2005A, 5.000%, 6/15/39
3,545	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/22 at 100.00	AA+	3,313,441
	General Resolution Revenue Bonds, Fiscal Series 2012EE, 4.000%, 6/15/45
2,710	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	2,739,891
	Natural History, Series 2004A, 5.000%, 7/01/44 – NPFG Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	4/14 at 100.00	AA	20,079
150	5.750%, 8/01/18	4/14 at 100.00	AA	150,684
1,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/17 –	1/15 at 100.00	A	1,041,240
	AMBAC Insured
7,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	No Opt. Call	AA–	8,114,960
	State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,057,956
3,155	6.000%, 12/01/36	12/20 at 100.00	BBB	3,430,526
2,470	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	2,587,572
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
78,090	Total New York			81,020,583
	North Carolina – 4.1% (2.6% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,030,750
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
7,490	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	7,829,297
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
9,790	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	10,214,397
	2005A, 5.000%, 10/01/41
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,395,200
	WakeMed, Series 2012A, 5.000%, 10/01/27
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,016,560
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,170	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	1,253,772
	Health System, Series 2009A, 5.000%, 6/01/39
30,450	Total North Carolina			31,739,976
	North Dakota – 1.3% (0.8% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	A–	7,205,170
3,000	5.000%, 12/01/32	12/21 at 100.00	A–	3,030,780
10,000	Total North Dakota			10,235,950
	Ohio – 6.3% (4.0% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,230,900
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,055	5.125%, 6/01/24	6/17 at 100.00	B–	889,587
2,925	5.875%, 6/01/30	6/17 at 100.00	B	2,358,662
5,040	5.750%, 6/01/34	6/17 at 100.00	B	3,924,547
2,715	6.000%, 6/01/42	6/17 at 100.00	BB+	2,152,126
5,950	5.875%, 6/01/47	6/17 at 100.00	B	4,752,860
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	8,195,300
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	9,865,500
	4.250%, 12/01/32 – AGM Insured (UB)
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,219,631
	2011A, 6.000%, 11/15/41
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	3,762,754
	2013A-1, 5.000%, 2/15/48
54,255	Total Ohio			49,351,867
	Oklahoma – 1.9% (1.2% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,532,454
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,805,060
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,727,763
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A+	6,130,781
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,987,180
	1/01/47 – FGIC Insured
14,615	Total Oklahoma			15,183,238
	Pennsylvania – 3.6% (2.2% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	2,197,060
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
65	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	4/14 at 100.00	A3	65,243
8,000	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	8,499,200
	Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,506,630
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	A+	2,685,592
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	5,048,600
	6/01/33 – AGM Insured
7,845	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	4/14 at 100.00	AA–	7,866,966
	5.000%, 8/01/32 – AGM Insured
27,010	Total Pennsylvania			27,869,291
	Puerto Rico – 6.0% (3.8% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	1,746,675
	6.000%, 7/01/44
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%,	7/14 at 100.00	A	489,989
	7/01/29 – NPFG Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	322,000
	0.000%, 7/01/42 – FGIC Insured
1,130	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/17 at 100.00	BBB–	881,999
	2007M, 5.500%, 7/01/19
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	5,577,040
	2009A, 0.000%, 8/01/32
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	6,597,281
	2010A, 0.000%, 8/01/33
11,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	7,815,776
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	5,021,000
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	5,593,313
15,000	5.250%, 8/01/57	8/17 at 100.00	AA–	11,438,100
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29	No Opt. Call	BBB–	1,054,065
194,405	Total Puerto Rico			46,537,238
	Rhode Island – 0.6% (0.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,765	6.125%, 6/01/32	4/14 at 100.00	BBB+	2,764,779
2,065	6.250%, 6/01/42	4/14 at 100.00	BBB–	2,031,919
4,830	Total Rhode Island			4,796,698
	South Carolina – 3.5% (2.2% of Total Investments)
2,850	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	3,025,190
	5.000%, 2/01/41
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	5,382,947
3,250	5.250%, 2/15/24 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	3,338,660
3,100	5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	3,184,568
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	3,378,656
	0.000%, 1/01/31 – AMBAC Insured
5,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	No Opt. Call	AA–	5,344,600
	2005B, 5.000%, 1/01/22 – NPFG Insured
3,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	4,060,338
30,840	Total South Carolina			27,714,959
	South Dakota – 0.2% (0.1% of Total Investments)
1,325	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,331,864
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Texas – 14.9% (9.4% of Total Investments)
5,515	Austin, Texas, Water and Wastewater System Revenue Bonds, Series 2005, 5.000%, 5/15/29 –	11/15 at 100.00	AA	5,893,660
	NPFG Insured
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,902,218
	Series 2008, 5.000%, 2/15/38
6,000	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series	7/15 at 100.00	AAA	6,270,780
	2005B, 5.000%, 7/01/35
5,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	5,742,935
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
1,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 5.750%, 1/01/31	1/21 at 100.00	Baa2	1,594,485
4,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	4,201,200
	Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
3,570	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2007, 5.000%,	11/14 at 100.00	A+	3,676,565
	11/01/22 – SYNCORA GTY Insured (Alternative Minimum Tax)
20,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	20,727,397
	Series 2013B, 5.250%, 10/01/51
3,500	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	5/14 at 100.00	A	3,499,965
	2001B, 5.250%, 11/15/40 – NPFG Insured
2,700	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	4/14 at 100.00	A	2,700,000
	5.250%, 11/15/30 – NPFG Insured
15,980	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 55.69	A	4,072,823
	0.000%, 11/15/34 – NPFG Insured
2,150	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	4/14 at 100.00	A2	2,156,278
	Project, Refunding Series 2012, 5.000%, 9/01/32
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA–	2,360,089
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA–	2,598,688
875	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation	2/15 at 100.00	AAA	918,829
	Bonds, Refunding Series 2005, 5.000%, 2/15/21 (Pre-refunded 2/15/15)
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,997,400
	Bonds, Series 2006, 0.000%, 8/15/34 (Pre-refunded 8/15/14)
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%,	9/21 at 100.00	AA+	3,278,430
	9/01/41 (UB) (5)
5,720	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AA+ (4)	6,065,488
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	4,469,063
	Texas Health Resources Tender Option Bond Trust 1197, 9.395%, 5/15/39 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	3,022,102
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
3,565	Texas A&M University, Permanent University Fund Bonds, Series 2006, 5.000%, 7/01/36	No Opt. Call	AAA	3,795,584
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
3,635	5.000%, 12/15/22	No Opt. Call	A3	3,963,640
1,820	5.000%, 12/15/32	No Opt. Call	A3	1,827,662
3,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	3,007,950
	Refunding Series 2012A, 5.000%, 8/15/41
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	2,699,268
	2002A, 0.000%, 8/15/25 – AMBAC Insured
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,445	0.000%, 8/15/38	8/15 at 30.30	AAA	407,895
1,445	0.000%, 8/15/39	8/15 at 28.63	AAA	385,396
1,050	0.000%, 8/15/42	8/15 at 24.42	AAA	238,518
1,125	0.000%, 8/15/43	8/15 at 23.11	AAA	241,864
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
7,665	0.000%, 8/15/38 (Pre-refunded 8/15/15)	8/15 at 30.30	N/R (4)	2,308,851
7,665	0.000%, 8/15/39 (Pre-refunded 8/15/15)	8/15 at 28.63	N/R (4)	2,181,842
5,560	0.000%, 8/15/42 (Pre-refunded 8/15/15)	8/15 at 24.42	N/R (4)	1,350,024
5,985	0.000%, 8/15/43 (Pre-refunded 8/15/15)	8/15 at 23.11	N/R (4)	1,375,473
1,670	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	1,767,261
	Project, Series 2011, 6.000%, 11/01/41
157,860	Total Texas			116,699,623
	Utah – 0.8% (0.5% of Total Investments)
4,415	Central Utah Water Conservancy District, Utah, General Obligation Bonds, Series 2004A, 5.000%,	4/14 at 100.00	AAA	4,451,071
	4/01/17 (Pre-refunded 4/01/14) – AMBAC Insured
1,840	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	A+	1,965,819
	Series 2006A., 4.500%, 8/01/24 – FGIC Insured
6,255	Total Utah			6,416,890
	Virgin Islands – 0.1% (0.1% of Total Investments)
1,085	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	1,093,474
	10/01/26 – RAAI Insured
	Virginia – 3.5% (2.2% of Total Investments)
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Raod Second Senior Lien	10/26 at 100.00	AA–	10,895,720
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/28 at 100.00	BBB+	8,085,200
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
3,000	Route 460 Funding Corporation, Virginia, Toll Road Reveue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,954,070
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	859,663
4,310	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,321,292
29,130	Total Virginia			27,115,945
	Washington – 2.1% (1.3% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,001,775
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,936,719
	Center, Series 2011A, 5.625%, 1/01/35
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,029,600
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (5)
3,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2011B-1,	No Opt. Call	AA+	3,568,180
	4.000%, 8/01/14
16,030	Total Washington			16,536,274
	West Virginia – 1.2% (0.7% of Total Investments)
2,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	2,073,700
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
6,725	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series	10/14 at 100.00	Aa3 (4)	6,942,487
	2004C, 5.000%, 10/01/34 (Pre-refunded 10/01/14) – FGIC Insured
8,725	Total West Virginia			9,016,187
	Wisconsin – 2.7% (1.7% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc.,	4/23 at 100.00	A	2,565,325
	Series 2013A, 5.125%, 4/15/31
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB	3,029,760
	Series 2004, 5.750%, 5/01/29
3,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	3,756,062
	Series 2011A, 5.250%, 10/15/39
1,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,501,617
	Series 2012B, 5.000%, 2/15/40
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,509,045
	Series 2012, 5.000%, 6/01/39
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+	3,120,150
	5.000%, 7/01/35 – AMBAC Insured
5,000	Wisconsin State, General Obligation Bonds, Series 2004E, 5.000%, 5/01/23 (Pre-refunded	5/15 at 100.00	AA (4)	5,299,350
	5/01/15) – NPFG Insured
20,155	Total Wisconsin			20,781,309
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,224,113
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,335,840
	5.375%, 1/01/42
6,035	Total Wyoming			6,559,953
$ 1,643,750	Total Municipal Bonds (cost $1,211,532,785)			1,238,841,703

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 69	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 12,331
19	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	2,573
$ 88	Total Corporate Bonds (cost $4,365)				14,904
	Total Long-Term Investments (cost $1,211,537,150)				1,238,856,607
	Floating Rate Obligations – (7.0)%				(55,015,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (54.9)% (8)				(428,400,000)
	Other Assets Less Liabilities – 3.3%				25,488,998
	Net Assets Applicable to Common Shares – 100%				$ 780,930,605

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,238,841,703	$ —	$1,238,841,703
Corporate Bonds	—	—	14,904	14,904
Total	$ —	$1,238,841,703	$14,904	$1,238,856,607

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $1,165,381,210.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 64,233,756
Depreciation	(45,768,665)
Net unrealized appreciation (depreciation) of investments	$ 18,465,091

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The
Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014